Shareholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended	12 Months Ended
	Aug. 07, 2023	May 19, 2023	May 11, 2023	May 05, 2023	Mar. 31, 2023	Mar. 29, 2023	Jul. 19, 2022	Apr. 26, 2022	Jul. 31, 2021	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Deficit) [Line Items]
Aggregate offering price (in Dollars)		$ 8,707							$ 45,000
Total amount (in Dollars)											$ 2,328	$ 4,423
Net of issuance cost (in Dollars)											92	$ 222
Consideration amount (in Dollars)													$ 632
Other offering expenses (in Dollars)					$ 665					$ 665
Ordinary shares, Sold					561,967
Offering price (in Dollars per share)					$ 12.6					$ 12.6
Public offering proceeds (in Dollars)					$ 6,415
Fair value amount (in Dollars)				$ 1,905							$ 2,106
Authorized share capital				60,000,000
Finance expenses (in Dollars)				$ 201
Shares issued, Exercised			345,151
Number of additional options	156,667
Share options granted										67,385
Stock option exercise price (in Dollars per share)										$ 23.07
Incremental value (in Dollars)				63						$ 562
Vested option amount (in Dollars)				$ 50						$ 307
Exercise price options				17,417
Weighted average grant date fair value of options granted (in Dollars per share)											$ 7.66
Expected dividend yield											0.00%
Unrecognized compensation costs (in Dollars)											$ 4,235
Recognized over weighted average period											2 years 3 months 7 days
warrant outstanding											7,088
2012 Share Option Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
Stock option vesting period											The options granted generally have a four-year vesting period and expire ten years after the date of grant.
Stock options available for future grants											52,390
Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital				47,800,000
Share options	155,736
Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital				107,800,000
Maximum [Member] | 2012 Share Option Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share options	312,403
Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Purchase of ordinary shares						345,238
Price per share (in Dollars per share)						$ 12.6	$ 153.6	$ 148.8
Exercise price per share (in Dollars per share)						$ 0.003
Consideration amount (in Dollars)						$ 3,987
Other offering expenses (in Dollars)						$ 362
D2Warrants[Member]
Shareholders’ Equity (Deficit) [Line Items]
Warrant exercised													19,334
Additional warrant exercised													2,283
warrant outstanding
Over-Allotment Option [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, Sold					73,300
Ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Purchase of ordinary shares											75,693	35,505
Exercise price per share (in Dollars per share)											$ 154.05
Inadequate of share authorized											167,115
Number of vote											one
Warrants were exercised into ordinary share													3,866
Additional share exercised													2,283
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share options											312,403
Kreos [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price per share (in Dollars per share)											$ 12.6
Warrants to purchase ordinary shares issued (in Dollars)							$ 120	$ 468